Goodwill and acquisitions - Disclosure of Cash Generating Units with significant impairments of goodwill (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount			£ 5,100.0
Goodwill impairment			2,812.9	[1]
Previously stated [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	[2]		5,463.0
Goodwill impairment	[2]		2,484.7
Wunderman Thompson [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount			1,759.5
Goodwill impairment			1,207.5
Wunderman Thompson [member] | Previously stated [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	[2]		1,932.2
Goodwill impairment	[2]		1,054.4
VMLY&R [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount			871.0
Goodwill impairment			516.9
VMLY&R [member] | Previously stated [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	[2]		918.3
Goodwill impairment	[2]		472.0
Burson Cohn & Wolfe [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount			845.9
Goodwill impairment			140.3
Burson Cohn & Wolfe [member] | Previously stated [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	[2]		859.8
Goodwill impairment	[2]		127.0
Geometry Global [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount			128.4
Goodwill impairment			305.8
Geometry Global [member] | Previously stated [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	[2]		205.9
Goodwill impairment	[2]		232.5
Landor & Fitch [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount			169.5
Goodwill impairment			185.4
Landor & Fitch [member] | Previously stated [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	[2]		197.5
Goodwill impairment	[2]		158.1
Other [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount			1,325.7
Goodwill impairment			457.0
Other [member] | Previously stated [member]
Disclosure of Cash generating units with significant impairments of goodwill [Line Items]
Recoverable amount	[2]		1,349.3
Goodwill impairment	[2]		£ 440.7

[1]	Figures have been restated as described in the accounting policies.
[2]	As previously reported in the Company’s Form 6-K/A filed on 12 February 2021.